SIGNIFICANT ACCOUNTING POLICIES - Schedule of useful life of property and equipment (Details)	12 Months Ended
Dec. 31, 2024
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Depreciation Rate	33.00%
Computers, peripheral equipment and electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Depreciation Rate	15.00%
Computers, peripheral equipment and electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Depreciation Rate	33.00%
Internal use software
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Depreciation Rate	33.00%
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Depreciation Rate	6.00%
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Depreciation Rate	6.00%
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Depreciation Rate	14.00%
Vehicles
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Depreciation Rate	15.00%